Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Issued Capital	Contributed surplus	Deficit	Accumulated other comprehensive income (loss)
Shares outstanding at beginning of period (shares) at Dec. 31, 2020		24,789,365
Equity at beginning of period at Dec. 31, 2020	$ 290,983	$ 417,758	$ 43,309	$ (104,484)	$ (65,600)
Shares acquired for equity incentive plan (shares)		(237,172)
Shares acquired for equity incentive plan	(10,201)	$ (10,201)
Shares released on vesting of equity incentive plan (shares)		237,626
Shares released on vesting of equity incentive plan	0	$ 4,382	(4,382)
Foreign currency translation gain (loss)	1,043				1,043
Stock-based compensation	3,650		3,650
Issuance and released on vesting of RSUs (shares)		105,291
Issuance and released on vesting of RSUs	0	$ 2,341	(2,341)
Issuance of shares to settle contingent consideration (shares)		93,023
Issuance of shares to settle contingent consideration	(1,879)	$ 3,000	(4,879)
Dividends declared (shares)		3,487
Dividends declared	(25,562)	$ 145	0	(25,707)
Net income	33,185			33,185
Shares outstanding at end of period (shares) at Dec. 31, 2021		24,991,620
Equity at end of period at Dec. 31, 2021	291,219	$ 417,425	35,357	(97,006)	(64,557)
Shares acquired for equity incentive plan (shares)		(180,594)
Shares acquired for equity incentive plan	$ (6,948)	$ (6,948)
Issuance of shares on exercise of stock options (shares)	150,000	115,102
Issuance of shares on exercise of stock options	$ 1,127	$ 1,807	(680)
Shares released on vesting of equity incentive plan (shares)		324,568
Shares released on vesting of equity incentive plan	0	$ 12,867	(12,867)
Foreign currency translation gain (loss)	(15,058)				(15,058)
Stock-based compensation	17,041		17,041
Issuance and released on vesting of RSUs (shares)		80,345
Issuance and released on vesting of RSUs	$ (2,925)	$ 2,210	(5,135)
Issuance of shares to settle contingent consideration (shares)	72,464	72,464
Issuance of shares to settle contingent consideration	$ 4,000	$ 4,000
Shares acquired and canceled under normal course issuer bid (shares)	(81,538)	(81,538)
Shares acquired and canceled under normal course issuer bid	$ (3,036)	$ (3,036)
Dividends declared (shares)		3,927
Dividends declared	(25,781)	$ 150		(25,931)
Net income	17,632			17,632
Shares outstanding at end of period (shares) at Dec. 31, 2022		25,325,894
Equity at end of period at Dec. 31, 2022	$ 277,271	$ 428,475	$ 33,716	$ (105,305)	$ (79,615)